SEGMENT REPORTING (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 540,768	$ 431,943	$ 544,325
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	412,933	326,713	443,256
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 127,775	$ 105,230	$ 101,069